SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 23 — SUBSEQUENT EVENTS

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2024, through the date the consolidated financial statements were issued, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as follow:

In January, 2025, Nanjing Changcheng borrowed a loan of $0.7 million (RMB 4.95 million) with the term of 12 months from Industrial and Commercial Bank of China with the annual interest rate of 3.6%.

In February 2025, Nanjing Changcheng borrowed a loan of $0.7 million (RMB 5 million) with the term of 12 months from Bank of Hangzhou with the annual interest rate of 3.5%.

In January, 2025, Baide Suzhou entered into a sale and leaseback agreement of $2.2 million, with an unrelated third party for medical equipment. Baide Suzhou had acquired the control of the corresponding assets before entering into the sale and leaseback agreement, and at the end of the lease term, Baide Suzhou may exercise its contractual rights to purchase the leased equipment, renew the lease or return the leased equipment. If Baide Suzhou chooses to purchase the leased objects, the purchase price is $13.7. As of the expiry date of the lease, some of the assets still have a useful life of several years, and the purchase price of $13.7 is much below the fair value. Therefore, under ASC 842-40, the transfer of the equipment was determined to be a failed sale. In accordance with ASC 842- 40, the Company did not derecognize the equipment from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. Baide Suzhou is obligated to make consecutive monthly payments of approximately $97,785, commencing in February 2025.

On January 17, 2025,the Company filed the amendment No.1 to Form F-1.This prospectus relates to the potential offer and sale from time to time by the selling security holders, which including (1)50,000 issued and outstanding Ordinary Shares currently held by J.V.B. Financial Group, LLC (“Cohen”), which were issued to Cohen valued at $10.00 per share and (2)583,529 issued and outstanding Ordinary Shares currently held by Grand Fortune Capital (H.K.) Company Limited (“Grand Fortune”), which were issued to Grand Fortune valued at $6.75 per share. The Company had considered the accounting impacts of those subsequent events when preparing its financial statements.